Shareholders’ Equity (Details) - Schedule of status of options to employees under the company’s option plan $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Schedule of status of options to employees under the company’s option plan [Abstract]
Number of options, Outstanding, beginning balance | shares	2,726,911
Weighted average exercise price, Outstanding, beginning balance | $ / shares	$ 6.25
Aggregate intrinsic value, beginning balance | $	$ 2,323
Weighted average remaining contractual life (years), Outstanding, beginning balance	6 years 5 months 8 days
Number of options, Granted | shares	1,088,220
Weighted average exercise price, Granted | $ / shares	$ 5.55
Number of options, Exercised | shares	(25,981)
Weighted average exercise price, Exercised | $ / shares	$ 4.15
Aggregate intrinsic value, Exercised | $	$ 14
Number of options, Forfeited and expired | shares	(172,644)
Weighted average exercise price, Forfeited and expired | $ / shares	$ 6.93
Number of options, Outstanding, ending balance | shares	3,616,506
Weighted average exercise price, Outstanding, ending balance | $ / shares	$ 6.02
Aggregate intrinsic value, Outstanding, ending balance | $	$ 1,555
Weighted average remaining contractual life (years), Outstanding, ending balance	6 years 10 months 2 days
Number of options, Exercisable options | shares	1,797,434
Weighted average exercise price, Exercisable options | $ / shares	$ 5.53
Aggregate intrinsic value, Exercisable options | $	$ 1,555
Weighted average remaining contractual life (years), Exercisable options	4 years 3 months 25 days
Number of options, Vested and expected to vest | shares	3,616,506
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 6.02
Aggregate intrinsic value, Vested and expected to vest | $	$ 1,555
Weighted average remaining contractual life (years), Vested and expected to vest	6 years 10 months 2 days